Document And Entity Information	9 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Registrant Name	UROLOGIX INC
Entity Central Index Key	0000882873
Entity Filer Category	Smaller Reporting Company